Note 13 - Licenses, Royalty, Collaborative and Contractual Arrangements	3 Months Ended	12 Months Ended
	Sep. 30, 2017	Jun. 30, 2017
Notes to Financial Statements
Collaborative Arrangement Disclosure [Text Block]
(7)	Licenses, Royalty Collaborative and Contractual Arrangements

Royalty agreements

The Company entered into a royalty-bearing research and license agreement with GlaxoSmithKline (“GSK”) in
1990
for the development and commercialization of zanamivir, a neuraminidase inhibitor marketed by GSK as Relenza
®
to treat influenza. Under the terms of the agreement, the Company licensed zanamivir to GSK on an exclusive, worldwide basis. Most of the Company’s Relenza
®
patents have expired and the only substantial remaining intellectual property related to the Relenza
®
patent portfolio is scheduled to expire in
July 2019
in Japan. Until that patent expires, the Company will receive a
7%
royalty on GSK’s annual net sales of Relenza
®
in Japan.

The Company also generates royalty revenue from the sale of Inavir
®
(laninamivir octanoate or LANI) in Japan, pursuant to a collaboration and license agreement and a related commercialization agreement (collectively, the “Inavir
®
License Agreement”) with Daiichi Sankyo. Under the Inavir
®
License Agreement, the Company currently receives a
4%
royalty on net sales of Inavir
®
in Japan and is eligible to earn sales milestone payments. Under the Inavir
®
License Agreement, the Company and Daiichi Sankyo have cross-licensed the world-wide rights to develop and commercialize the related intellectual property, and have agreed to share equally in any royalties, license fees, or milestone or other payments received from any third
party licenses outside of Japan. The patent relating to hydrates and the crystalline form of LANI used in Inavir
®
expires in
2021
(
not
including extensions) in the U.S. and EU and in
2024
in Japan. In
February 2015,
a patent containing claims relevant to the manufacture of Inavir
®
was issued in Japan and expires in
December 2029.

In
April 2016,
the Company entered into a Royalty Interest Acquisition Agreement (“Agreement”) with HCRP. Under the Agreement, HCRP made a
$20
million cash payment to the Company in consideration for acquiring from the
Company certain royalty rights (“Royalty Rights”) related to Inavir
®
in the Japanese market.

The following tables summarize the key components of the Company
’s revenues (in millions):

	Three Months Ended September 30 ,
	2017	2016
	(in millions)
Royalty revenue - Relenza ®	$-	$0.1
Non-cash royalty revenue related to the sale of future royalties	0.1	-
Total revenue	$0.1	$0.1

Collaborative and contract arrangements

In
July 2016,
the Company entered into an exclusive, worldwide license for RSV replication inhibitors intellectual property with Georgia State University Research Foundation (“GSURF”) in exchange for an upfront fee, future milestone payments and royalties on future net sales of any products that utilize the underlying RSV intellectual property. The Company has an obligation to make a minimum payment of
$10,000
to GSURF annually until the license agreement expires or is terminated. The Company also entered into a two
year sponsored research agreement with GSURF for annual sponsored research payments.

(
1
3
) Licenses,
Royalty
,
Collaborative and Contractual Arrangements

Royalty agreements

The Company entered into a royalty-bearing research and license agreement with GSK in
1990
for the development and commercialization of zanamivir, a neuraminidase inhibitor (“NI”) marketed by GSK as Relenza
®
to treat influenza. Most of the Company’s Relenza® patents have expired and the only substantial remaining intellectual property related to the Relenza® patent portfolio, which is solely owned by the Company and exclusively licensed to GSK, is scheduled to expire in
July 2019
in Japan. On
October 18, 2016,
the United States Court of Appeals for the Federal Circuit affirmed the rejection of all pending claims of U.S. Patent Application
No.
08/737,141.
Accordingly,
no
future United States royalties will be owed by GSK.

The Company also generates royalty revenue from the sale of Inavir
®
in Japan, pursuant to a collaboration and license agreement that the Company entered into with Daiichi Sankyo in
2009.
In
September 2010,
laninamivir octanoate was approved for sale by the Japanese Ministry of Health and Welfare for the treatment of influenza in adults and children, which Daiichi Sankyo markets as Inavir
®
. Under the agreement, the Company currently receives a
4%
royalty on net sales of Inavir
®
in Japan and is eligible to earn sales milestone payments. Under the collaboration and license agreement, the Company and Daiichi Sankyo have cross-licensed the world-wide rights to develop and commercialize the related intellectual property, and have agreed to share equally in any royalties, license fees, or milestone or other payments received from any third
party licenses outside of Japan. Patents on the composition of matter for LANI in Japan generally expire in
2024.

In
April 2016,
the Company entered into a Royalty Interest Acquisition Agreement (“Agreement”) with HCRP. Under the Agreement, HCRP made a
$20
million cash payment to the Company in consideration for acquiring from the Sellers certain royalty rights (“Royalty Rights”) related to the approved product Inavir
®
in the Japanese market. The Royalty Rights were obtained pursuant to the collaboration and license agreements (the “License Agreement”) and a commercialization agreement that the Company entered into with Daiichi Sankyo Company, Limited.

Collaborative and contract arrangements

In
July 2016,
the Company announced that it had entered into an exclusive, worldwide license for respiratory syncytial virus (“RSV”) replication inhibitors intellectual property with Georgia State University Research Foundation (“GSURF”) in exchange for an upfront fee, future milestone payments and royalties on future net sales of any products that utilize the underlying RSV intellectual property. The Company has an obligation to make a minimum payment of
$10,000
to GSURF annually until the license agreement expires or is terminated. The Company also entered into a two
year sponsored research agreement with GSURF for annual sponsored research payments.

The following tables summarize the key components of the Company
’s revenues (in millions):

	Fiscal Years Ended June 30,
	2017	2016
Royalty revenue – Relenza ®	$2.5	$4.8
– Inavir ®	3.2	4.3
Non-cash royalty revenue related to sale of royalties	3.2	0.2
Total revenue	$8.9	$9.3